Fees Summary	Nov. 12, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 111,949,000.00
Previously Paid Amount	0.00
Total Fee Amount	15,460.16
Total Offset Amount	0.00
Net Fee	$ 15,460.16
Narrative - Max Aggregate Offering Amount | shares	111,949,000
Final Prospectus	true